Other investments (Tables)	12 Months Ended
Dec. 31, 2023
Other investments
Summary of financial assets

	2023	2022
	£m	£m
Pound sterling	1	1
Other	21	23
	22	24
Analysed as follows:
Current portion	1	1
Non-current portion	21	23
	22	24